UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21043

Pioneer High Income Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer High
Income Trust

NQ | June 30, 2018

Ticker Symbol: PHT

	Shares		Value
		UNAFFILIATED ISSUERS - 139.8%
		COMMON STOCKS - 0.1% of Net Assets
		CAPITAL GOODS - 0.0%†
		Construction & Engineering - 0.0%†
	1,307,384(a)	Abengoa SA, Class B	$15,254
		Industrial Machinery - 0.0%†
	33,171^(a)	Liberty Tire Recycling LLC	$332
		Total Capital Goods	$15,586
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	16(a)	Contura Energy, Inc.	$1,163
		Oil & Gas Exploration & Production - 0.0%†
	932(a)	Midstates Petroleum Co., Inc.	$12,684
	40,561(a)	PetroQuest Energy, Inc.	9,248
			$21,932
		Total Energy	$23,095
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Technology - 0.0%†
	244,563^(a)	Medical Card System, Inc.	$2,446
		Total Health Care Equipment & Services	$2,446
		RETAILING - 0.1%
		Computer & Electronics Retail - 0.1%
	68,241^(a)	Targus Cayman SubCo., Ltd.	$134,435
		Total Retailing	$134,435
		TOTAL COMMON STOCKS
		(Cost $1,431,354)	$175,562
		CONVERTIBLE PREFERRED STOCKS - 2.2% of Net Assets
		BANKS - 2.1%
		Diversified Banks - 2.1%
	3,355(b)	Bank of America Corp., 7.25%	$4,195,428
	1,600(b)	Wells Fargo & Co., 7.5%	2,015,136
		Total Banks	$6,210,564
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
		Pharmaceuticals - 0.1%
	1,000	Teva Pharmaceutical Industries, Ltd., 7.0%, 12/15/18	$454,500
		Total Pharmaceuticals, Biotechnology & Life Sciences	$454,500
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $6,158,210)	$6,665,064
		PREFERRED STOCKS - 2.2% of Net Assets
		BANKS - 1.1%
		Diversified Banks - 1.1%
	132,750(c)	GMAC Capital Trust I, 8.128% (3 Month USD LIBOR + 579 bps), 2/15/40	$3,491,325
		Total Banks	$3,491,325
		DIVERSIFIED FINANCIALS - 1.1%
		Specialized Finance - 1.1%
	3,000(b)(c)	Compeer Financial ACA, 6.75% (USD LIBOR + 500 bps) (144A)	$3,225,000
		Total Diversified Financials	$3,225,000
		MATERIALS - 0.0%†
		Diversified Chemicals - 0.0%†
	1,062,203^(a)	Pinnacle Agriculture	$106,220
		Total Materials	$106,220
		TOTAL PREFERRED STOCKS
		(Cost $7,201,120)	$6,822,545
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITY - 0.1% of Net Assets
		BANKS - 0.1%
		Thrifts & Mortgage Finance - 0.1%
	300,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$298,260
		Total Banks	$298,260
		TOTAL ASSET BACKED SECURITY
		(Cost $300,000)	$298,260
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2% of Net Assets
		FINANCIALS - 0.2%
		Thrifts & Mortgage Finance - 0.2%
	600,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	$503,401
		Total Financials	$503,401
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $506,694)	$503,401
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5% of Net Assets
		Thrifts & Mortgage Finance - 0.5%
	500,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	$339,048
	660,000(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$471,019
	266,711(d)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.342% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	267,810
	Principal
	Amount
	USD ($)		Value
		Thrifts & Mortgage Finance - (continued)
	300,000(c)	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 5.044%, 1/15/47 (144A)	$281,796
	200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D, 3.068%, 10/15/48	164,992
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $1,715,795)	$1,524,665
		CONVERTIBLE CORPORATE BONDS - 3.4% of Net Assets
		CAPITAL GOODS - 1.7%
		Construction Machinery & Heavy Trucks - 1.7%
	2,625,000	Meritor, Inc., 7.875%, 3/1/26	$5,074,721
		Total Capital Goods	$5,074,721
		HEALTH CARE EQUIPMENT & SERVICES - 0.4%
		Health Care Supplies - 0.4%
	1,250,000	Endologix, Inc., 3.25%, 11/1/20	$1,142,449
		Total Health Care Equipment & Services	$1,142,449
		MATERIALS - 1.3%
		Diversified Metals & Mining - 0.0%†
IDR	1,422,679,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$20,650
		Specialty Chemicals - 1.3%
	4,000,000(e)	Hercules LLC, 6.5%, 6/30/29	$4,030,000
		Total Materials	$4,050,650
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $6,422,670)	$10,267,820
		CORPORATE BONDS - 113.8% of Net Assets
		AUTOMOBILES & COMPONENTS - 1.4%
		Auto Parts & Equipment - 0.5%
EUR	360,000(f)	IHO Verwaltungs GmbH, 3.25% (3.25% PIK or 0.0% cash), 9/15/23 (144A)	$424,353
EUR	840,000(f)	IHO Verwaltungs GmbH, 3.75% (3.75% PIK or 0.0% cash), 9/15/26 (144A)	996,637
			$1,420,990
		Automobile Manufacturers - 0.9%
	600,000	Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (144A)	$591,000
	2,020,000	TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	2,111,304
			$2,702,304
		Total Automobiles & Components	$4,123,294
		BANKS - 3.5%
		Diversified Banks - 2.4%
	1,200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$1,244,040
	200,000(c)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year Constant Maturity Treasury Index + 300 bps), 8/11/26 (144A)	192,152
	600,000(b)(c)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)	637,500
	1,239,000(b)(c)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	1,041,503
	675,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	630,450
	200,000(b)(c)	Royal Bank of Scotland Group Plc, 7.5% (5 Year USD Swap Rate + 580 bps)	203,900
	2,250,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,391,188
	980,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	997,150
			$7,337,883
		Thrifts & Mortgage Finance - 1.1%
	3,415,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$3,324,673
		Total Banks	$10,662,556
		CAPITAL GOODS - 3.0%
		Aerospace & Defense - 0.4%
	1,085,000	Engility Corp., 8.875%, 9/1/24	$1,133,825
		Agricultural And Farm Machinery - 0.5%
	1,470,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$1,466,325
		Building Products - 0.1%
	400,000	Griffon Corp., 5.25%, 3/1/22	$389,160
		Construction & Engineering - 0.3%
	494,284(f)	Abengoa Abenewco 2 SAU, 1.5% (1.5% PIK or 0.0% cash), 3/31/23 (144A)	$34,600
	975,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	976,219
			$1,010,819
		Construction Machinery & Heavy Trucks - 0.1%
	330,000	Meritor, Inc., 6.25%, 2/15/24	$332,475
		Electrical Components & Equipment - 0.2%
	635,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	$669,925
		Industrial Conglomerates - 1.2%
	1,050,000	APTIM Corp., 7.75%, 6/15/25 (144A)	$850,500
	2,200,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	2,255,000
	335,000	Park-Ohio Industries, Inc., 6.625% (USD LIBOR + 625 bps), 4/15/27	339,187
			$3,444,687
		Industrial Machinery - 0.2%
	500,000	EnPro Industries, Inc., 5.875%, 9/15/22	$510,000
		Total Capital Goods	$8,957,216
		COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
		Environmental & Facilities Services - 0.3%
	775,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	$790,500
		Total Commercial & Professional Services	$790,500
	Principal
	Amount
	USD ($)		Value
		CONSUMER DURABLES & APPAREL - 2.2%
		Homebuilding - 2.2%
	475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$453,625
	1,235,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	1,312,187
	800,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	800,000
	1,500,000	KB Home, 7.0%, 12/15/21	1,575,000
	790,000	KB Home, 7.5%, 9/15/22	851,849
	1,035,000	KB Home, 7.625%, 5/15/23	1,110,038
	565,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24 (144A)	552,638
		Total Consumer Durables & Apparel	$6,655,337
		CONSUMER SERVICES - 9.5%
		Casinos & Gaming - 5.0%
	1,240,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)	$1,134,092
	1,325,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	1,326,656
EUR	1,575,000	Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)	1,725,610
EUR	1,025,000	LHMC Finco S.a.r.l, 6.25%, 12/20/23 (144A)	1,180,123
	400,000	LHMC Finco S.a.r.l, 7.875%, 12/20/23 (144A)	389,480
	1,700,000	MGM Resorts International, 6.0%, 3/15/23	1,751,000
	1,225,000	Scientific Games International, Inc., 6.25%, 9/1/20	1,225,000
	2,350,000	Scientific Games International, Inc., 6.625%, 5/15/21	2,379,375
	2,565,000	Scientific Games International, Inc., 10.0%, 12/1/22	2,736,778
	1,500,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27 (144A)	1,402,500
			$15,250,614
		Hotels, Resorts & Cruise Lines - 1.9%
	680,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$693,600
	540,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	583,254
	1,673,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	1,580,985
	2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,734,200
			$5,592,039
		Restaurants - 1.6%
	1,045,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	$1,045,188
	1,890,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	1,941,427
	2,000,000	PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)	1,840,000
			$4,826,615
		Specialized Consumer Services - 1.0%
	1,025,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	$1,039,094
	2,010,000	StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21	1,979,850
			$3,018,944
		Total Consumer Services	$28,688,212
		DIVERSIFIED FINANCIALS - 3.9%
		Consumer Finance - 1.3%
	1,240,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,246,200
	280,000	Fly Leasing, Ltd., 6.375%, 10/15/21	288,750
	1,030,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)	1,034,872
	735,000	Navient Corp., 6.625%, 7/26/21	754,992
	500,000	Quicken Loans, Inc., 5.75%, 5/1/25 (144A)	489,390
			$3,814,204
		Diversified Capital Markets - 0.2%
	700,000(b)(c)	Credit Suisse Group AG, 7.5% (5 Year USD Swap Rate + 460 bps) (144A)	$722,750
		Other Diversified Financial Services - 1.2%
	3,000,000^(g)	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)	$3,548,830
		Specialized Finance - 1.1%
	425,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	$423,937
	2,845,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	2,823,663
			$3,247,600
		Supranational - 0.1%
IDR	5,800,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	$397,788
		Total Diversified Financials	$11,731,172
		ENERGY - 26.4%
		Integrated Oil & Gas - 1.9%
	305,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.0%, 4/1/22 (144A)	$335,500
	2,100,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	2,026,500
	777,000	Neptune Energy Bondco PLC, 6.625%, 5/15/25 (144A)	756,604
	650,000	Petrobras Global Finance BV, 7.375%, 1/17/27	649,187
	1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	858,750
	750,000	YPF SA, 8.875%, 12/19/18 (144A)	761,250
ARS	15,750,000	YPF SA, 16.5%, 5/9/22 (144A)	411,107
			$5,798,898
		Oil & Gas Drilling - 1.8%
	400,000	Ensco Plc, 7.75%, 2/1/26	$377,880
	1,500,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	1,540,500
	280,000	Rowan Cos., Inc., 4.875%, 6/1/22	264,600
	1,695,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,707,712
	320,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	325,000
	1,150,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	1,106,875
			$5,322,567
		Oil & Gas Equipment & Services - 2.9%
	1,308,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$1,298,190
	690,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	683,100
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Equipment & Services - (continued)
	2,446,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)	$2,433,770
	1,900,000	FTS International, Inc., 6.25%, 5/1/22	1,916,530
	1,550,000	KCA Deutag UK Finance Plc, 9.625%, 4/1/23 (144A)	1,571,312
	490,000	Noble Holding International, Ltd., 7.875%, 2/1/26 (144A)	504,700
	350,000	SESI LLC, 7.75%, 9/15/24	359,188
			$8,766,790
		Oil & Gas Exploration & Production - 9.3%
	900,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	$952,875
	115,000	Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	115,719
	970,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)	976,669
	502,000	Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)	526,949
	1,679,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	1,712,580
	1,000,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	1,047,500
	1,220,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	1,244,400
	1,570,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,511,125
	1,000,000	Gulfport Energy Corp., 6.375%, 5/15/25	972,500
	840,000	Halcon Resources Corp., 6.75%, 2/15/25	785,400
	300,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	299,250
	1,519,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,416,467
	2,175,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	2,064,075
	1,122,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	1,141,310
	2,096,722(f)	PetroQuest Energy, Inc., 10.0% (10% PIK or 0.0% cash), 2/15/21	964,492
	2,000,000	Resolute Energy Corp., 8.5%, 5/1/20	1,995,000
	470,000	Sanchez Energy Corp., 7.25%, 2/15/23 (144A)	465,300
	2,935,000	Sanchez Energy Corp., 7.75%, 6/15/21	2,502,087
	1,200,000	SM Energy Co., 5.0%, 1/15/24	1,135,500
	2,083,000	SM Energy Co., 6.5%, 1/1/23	2,103,830
	2,015,000	Whiting Petroleum Corp., 5.75%, 3/15/21	2,059,270
	1,125,000	Whiting Petroleum Corp., 6.625%, 1/15/26 (144A)	1,158,750
	995,000	WPX Energy, Inc., 8.25%, 8/1/23	1,126,838
			$28,277,886
		Oil & Gas Refining & Marketing - 2.7%
	3,859,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$3,839,705
	750,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, 4/15/23	751,875
	228,947(d)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.966% (3 Month USD LIBOR + 563 bps), 9/24/19	224,941
	1,350,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	1,397,250
	1,885,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,901,494
			$8,115,265
		Oil & Gas Storage & Transportation - 7.8%
	1,145,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$1,156,450
	645,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26 (144A)	638,356
	250,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24	272,500
	875,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	890,312
	910,000	DCP Midstream Operating LP, 5.6%, 4/1/44	858,812
	1,210,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	1,210,000
	1,524,000(d)	Energy Transfer Partners LP, 5.376% (3 Month USD LIBOR + 302 bps), 11/1/66	1,299,210
	248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	201,774
	717,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	620,564
	350,000(c)	Enterprise Products Operating LLC, 6.066% (3 Month USD LIBOR + 371 bps), 8/1/66	350,875
	766,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	735,360
	2,500,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	2,525,000
	1,410,000	Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22	1,367,700
	2,175,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	2,158,688
	1,240,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	1,236,900
	1,850,000	ONEOK, Inc., 6.875%, 9/30/28	2,162,562
	360,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	360,000
	1,000,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	930,000
	1,325,000	TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	1,338,250
	3,040,000	Williams Cos., Inc., 5.75%, 6/24/44	3,142,600
			$23,455,913
		Total Energy	$79,737,319
		FINANCIALS - 1.7%
		Diversified Capital Markets - 1.7%
	2,205,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	$2,138,850
	1,815,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,778,700
	1,290,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,309,350
		Total Financials	$5,226,900
		FOOD & STAPLES RETAILING - 0.3%
		Food Retail - 0.3%
	950,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$931,000
		Total Food & Staples Retailing	$931,000
		FOOD, BEVERAGE & TOBACCO - 4.6%
		Packaged Foods & Meats - 3.9%
	440,000(h)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	$475,200
	1,775,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	1,676,843
	2,244,000	MARB BondCo Plc, 6.875%, 1/19/25 (144A)	2,131,800
	Principal
	Amount
	USD ($)		Value
		Packaged Foods & Meats - (continued)
	750,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	$759,375
	1,200,000	Marfrig Holdings Europe BV, 11.25%, 9/20/21 (144A)	1,236,000
	1,240,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,136,150
	1,374,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	1,274,385
	1,250,000	Post Holdings, Inc., 5.0%, 8/15/26 (144A)	1,165,625
	2,000,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	1,875,000
	434,059(h)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	15,192
			$11,745,570
		Tobacco - 0.7%
	340,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$350,200
	2,045,000	Alliance One International, Inc., 9.875%, 7/15/21	1,866,062
			$2,216,262
		Total Food, Beverage & Tobacco	$13,961,832
		HEALTH CARE EQUIPMENT & SERVICES - 5.4%
		Health Care Facilities - 4.3%
	1,000,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$916,250
	1,536,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	783,360
	171,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/24 (144A)	140,968
	610,000(g)	CHS/Community Health Systems, Inc., 11.0%, 6/30/23 (144A)	549,000
	2,400,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	2,472,000
	2,000,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	2,143,020
	2,540,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	2,671,763
	360,000	Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)	374,400
	770,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	768,075
	2,250,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	2,148,750
			$12,967,586
		Health Care Services - 1.1%
	2,250,000	BioScrip, Inc., 8.875%, 2/15/21	$2,148,750
	1,340,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	1,152,400
			$3,301,150
		Total Health Care Equipment & Services	$16,268,736
		INDUSTRIALS - 0.2%
		Aerospace & Defense - 0.2%
	745,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	$772,938
		Total Industrials	$772,938
		INFORMATION TECHNOLOGY - 1.1%
		Data Processing & Outsourced Services - 1.1%
	3,850,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$3,484,250
		Total Information Technology	$3,484,250
		INSURANCE - 7.4%
		Multi-Line Insurance - 2.1%
	3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	$4,581,750
	1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,694,000
			$6,275,750
		Property & Casualty Insurance - 2.0%
	5,300,000	Hanover Insurance Corp., 7.625%, 10/15/25	$6,152,782
		Reinsurance - 3.3%
	500,000+(i)(j)	Arlington Re 2015, Variable Rate Notes, 8/1/18	$24,300
	1,080,154+(i)(j)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	1,106,618
	700,000+(i)(j)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	2,240
	700,000+(i)(j)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	18,900
	1,000,000+(i)(j)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	254,200
	500,000+(i)(j)	Clarendon Re 2018, Variable Rate Notes, 1/15/19	445,800
	500,000+(i)(j)	Cypress Re 2017, Variable Rate Notes, 1/10/19	228,800
	500,000+(i)(j)	Cypress Re 2018, Variable Rate Notes, 1/15/19	474,900
	250,000+(i)(j)	Gloucester Re 2018, Variable Rate Notes, 1/15/19	188,750
	500,000+(i)(j)	Harambee Re 2018, Variable Rate Notes, 12/31/21	505,400
	272,363+(i)(j)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	288,051
	250,000(d)	Kilimanjaro Re, 8.665% (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	249,475
	250,000(d)	Kilimanjaro Re, 11.165% (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	248,100
	250,000+(i)(j)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	248,225
	250,000+(i)(j)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	248,225
	500,000+(i)(j)	Limestone Re 2018, Variable Rate Notes, 3/1/22	500,000
	400,000+(i)(j)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	372,560
	211,742+(i)(j)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	211,742
	500,000+(i)(j)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	533,100
	250,000+(i)(j)	Oyster Bay Re 2018, Variable Rate Notes, 1/15/19	230,925
	1,000,000+(i)(j)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	1,800
	1,000,000+(i)(j)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	4,900
	1,200,000+(i)(j)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	8,556
	1,000,000+(i)(j)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	57,600
	500,000+(i)(j)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	2,730
	500,000+(i)(j)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	528,000
	1,000,000+(i)(j)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	1,003,000
	250,000+(i)(j)	Promissum Re 2018, Variable Rate Notes, 6/15/19	235,300
	400,000+(i)(j)	Resilience Re, Variable Rate Notes, 5/1/19	8,000
	800,000+(i)(j)	Sector Re V, Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	73,840
	250,001+(i)(j)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	183,326
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	500,000+(i)(j)	Silverton Re, Variable Rate Notes, 9/17/18 (144A)	$2,600
	500,000+(i)(j)	Silverton Re, Variable Rate Notes, 9/16/19 (144A)	104,500
	500,000+(i)(j)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	101,200
	500,000(d)	Ursa Re, 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	505,550
	1,250,000+(i)(j)	Versutus Re 2016-A, Variable Rate Notes, 11/30/20	9,625
	1,000,000+(i)(j)	Versutus Re 2017-A, Variable Rate Notes, 11/30/21	24,800
	500,000+(i)(j)	Versutus Re 2018-A, Variable Rate Notes, 12/31/21	509,550
	250,000+(i)(j)	Woburn Re 2018, Variable Rate Notes, 12/31/21	258,150
			$10,003,338
		Total Insurance	$22,431,870
		MATERIALS - 10.7%
		Commodity Chemicals - 2.1%
	3,250,000	Basell Finance Co. BV, 8.1%, 3/15/27 (144A)	$4,057,295
	2,316,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	2,350,740
			$6,408,035
		Copper - 1.5%
	375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$359,062
	1,750,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	1,750,000
	2,420,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,299,000
			$4,408,062
		Diversified Chemicals - 0.6%
EUR	450,000	Avantor, Inc., 4.75%, 10/1/24 (144A)	$526,400
	754,000	Avantor, Inc., 6.0%, 10/1/24 (144A)	745,857
	210,000	Blue Cube Spinco LLC, 9.75%, 10/15/23	237,825
	210,000	Blue Cube Spinco, Inc., 10.0%, 10/15/25	244,125
			$1,754,207
		Diversified Metals & Mining - 1.1%
	320,000	Alcoa Nederland Holding BV, 6.125%, 5/15/28 (144A)	$322,000
	670,000	Aleris International, Inc., 10.75%, 7/15/23 (144A)	673,551
	292,852(f)	Boart Longyear Management Pty, Ltd., 10.0% (10% PIK or 0.0% cash), 12/31/22	286,995
	600,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	618,000
	750,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	785,625
	145,000	Teck Resources, Ltd., 8.5%, 6/1/24 (144A)	158,956
	340,000	Vale Overseas, Ltd., 6.25%, 8/10/26	368,220
			$3,213,347
		Fertilizers & Agricultural Chemicals - 0.1%
	420,000	CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	$432,600
		Metal & Glass Containers - 1.0%
EUR	400,000(f)	ARD Finance SA, 6.625% (6.625% PIK or 0.0% cash), 9/15/23	$474,771
	400,000(f)	ARD Finance SA, 7.125% (7.125% PIK or 0.0% cash), 9/15/23	401,000
	1,010,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	1,050,400
	1,035,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)	1,056,994
			$2,983,165
		Paper Packaging - 1.8%
	1,655,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$1,703,409
EUR	3,105,000	SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)	3,749,716
			$5,453,125
		Silver - 0.5%
	1,500,000	Coeur Mining, Inc., 5.875%, 6/1/24	$1,447,500
		Specialty Chemicals - 0.9%
	1,075,000	A Schulman, Inc., 6.875%, 6/1/23	$1,131,975
	1,400,000	Hexion US Finance Corp., 6.625%, 4/15/20	1,310,960
	320,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	320,000
			$2,762,935
		Steel - 1.1%
	460,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$468,050
	2,285,000	United States Steel Corp., 6.25%, 3/15/26	2,253,604
	635,000	Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)	695,325
			$3,416,979
		Total Materials	$32,279,955
		MEDIA - 3.1%
		Advertising - 0.9%
	3,060,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$2,654,550
		Broadcasting - 0.4%
	535,000	CBS Radio, Inc., 7.25%, 11/1/24 (144A)	$509,588
	670,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	639,850
			$1,149,438
		Cable & Satellite - 1.1%
	1,885,000	DISH DBS Corp., 7.75%, 7/1/26	$1,651,731
	2,000,000	Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,850,000
			$3,501,731
		Movies & Entertainment - 0.7%
	1,500,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$1,443,750
	675,000	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	654,750
			$2,098,500
		Total Media	$9,404,219
	Principal
	Amount
	USD ($)		Value
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
		Pharmaceuticals - 4.1%
	1,695,000	Endo, Dac / Endo Finance LLC / Endo Finco, Inc., 6.0%, 7/15/23 (144A)	$1,394,137
	2,540,000	Endo, Dac / Endo Finance LLC / Endo Finco, Inc., 6.0%, 2/1/25 (144A)	1,981,200
	1,155,000	Horizon Pharma, Inc., 6.625%, 5/1/23	1,162,219
	1,245,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	1,336,819
EUR	575,000	VRX Escrow Corp., 4.5%, 5/15/23	633,661
EUR	1,265,000	VRX Escrow Corp., 4.5%, 5/15/23 (144A)	1,394,054
	3,130,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	2,940,244
	920,000	VRX Escrow Corp., 7.0%, 3/15/24 (144A)	964,574
	550,000	VRX Escrow Corp., 8.5%, 1/31/27 (144A)	556,875
		Total Pharmaceuticals, Biotechnology & Life Sciences	$12,363,783
		REAL ESTATE - 1.1%
		Specialized REIT - 1.1%
	3,480,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	$3,323,400
		Total Real Estate	$3,323,400
		RETAILING - 1.6%
		Automotive Retail - 0.5%
	1,385,000	Asbury Automotive Group, Inc., 6.0%, 12/15/24	$1,372,452
		Consumer Discretionary - 0.4%
	1,486,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$1,144,368
		Department Stores - 0.4%
	850,000	JC Penney Corp., Inc., 8.625%, 3/15/25 (144A)	$720,375
	900,000	Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)	595,125
			$1,315,500
		Distributors - 0.3%
	1,037,796	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	$975,528
		Total Retailing	$4,807,848
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductors - 0.1%
	425,000	Micron Technology, Inc., 5.5%, 2/1/25	$442,531
		Total Semiconductors & Semiconductor Equipment	$442,531
		SOFTWARE & SERVICES - 1.6%
		Data Processing & Outsourced Services - 0.3%
	805,000	First Data Corp., 7.0%, 12/1/23 (144A)	$838,472
		Internet Software & Services - 0.1%
	285,000	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.0%, 7/15/25 (144A)	$288,563
		IT Consulting & Other Services - 1.2%
	555,000	Dell International LLC / EMC Corp., 7.125%, 6/15/24 (144A)	$587,983
	3,005,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	3,020,025
			$3,608,008
		Total Software & Services	$4,735,043
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
		Communications Equipment - 0.2%
	645,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	$658,706
		Technology Hardware, Storage & Peripherals - 1.3%
	3,955,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$3,788,218
		Total Technology Hardware & Equipment	$4,446,924
		TELECOMMUNICATION SERVICES - 9.8%
		Integrated Telecommunication Services - 6.3%
	1,800,000	Altice France SA, 6.25%, 5/15/24 (144A)	$1,748,250
	1,075,000	CB Escrow Corp., 8.0%, 10/15/25 (144A)	1,002,437
	3,500,000	CenturyLink, Inc., 5.625%, 4/1/25	3,307,500
	600,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	547,500
	2,890,000	Frontier Communications Corp., 7.125%, 1/15/23	2,129,569
	4,480,000	Frontier Communications Corp., 11.0%, 9/15/25	3,582,656
	1,975,000	GCI LLC, 6.75%, 6/1/21	1,994,750
	1,725,000	GCI LLC, 6.875%, 4/15/25	1,785,375
	515,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	489,250
	3,703,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	2,342,148
			$18,929,435
		Wireless Telecommunication Services - 3.5%
	1,085,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$1,069,267
	300,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	298,500
	1,025,000	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	773,875
	3,080,000	Sprint Corp., 7.125%, 6/15/24	3,109,537
	2,150,000	Sprint Corp., 7.25%, 9/15/21	2,236,000
	41,000	Sprint Corp., 7.625%, 3/1/26	41,820
	400,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	397,051
	3,425,000	Wind Tre S.p.A., 5.0%, 1/20/26 (144A)	2,714,313
			$10,640,363
		Total Telecommunication Services	$29,569,798
		TRANSPORTATION - 1.4%
		Airlines - 0.5%
	1,685,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)	$1,678,681
		Marine - 0.3%
	1,025,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$991,688
	Principal
	Amount
	USD ($)		Value
		Trucking - 0.6%
	2,000,000	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	$1,720,000
		Total Transportation	$4,390,369
		UTILITIES - 7.9%
		Electric Utilities - 0.9%
	825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$838,406
	1,010,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,123,625
	795,000	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	794,595
			$2,756,626
		Gas Utilities - 1.0%
	500,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	$458,750
	3,005,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	2,614,350
			$3,073,100
		Independent Power Producers & Energy Traders - 6.0%
	4,581,000	Calpine Corp., 5.75%, 1/15/25	$4,188,752
	525,000	NRG Energy, Inc., 6.25%, 5/1/24	538,125
	2,915,000	NRG Energy, Inc., 6.625%, 1/15/27	2,995,163
	950,000	NRG Energy, Inc., 7.25%, 5/15/26	1,011,750
	1,590,001	NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	1,733,101
	2,000,000	Talen Energy Supply LLC, 4.6%, 12/15/21	1,735,000
	2,620,000(g)	TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)	2,790,300
	2,986,000	Vistra Energy Corp., 8.0%, 1/15/25 (144A)	3,206,217
			$18,198,408
		Total Utilities	$24,028,134
		TOTAL CORPORATE BONDS
		(Cost $340,742,777)	$344,215,136
		SOVEREIGN DEBT OBLIGATIONS - 1.0% of Net Assets
		Argentina - 0.6%
	2,405,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	$1,935,496
		Russia - 0.4%
	1,032,400(g)	Russian Government International Bond, 7.5%, 3/31/30	$1,136,352
		TOTAL SOVEREIGN DEBT OBLIGATIONS
		(Cost $3,179,295)	$3,071,848
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 7.4% of Net Assets*(d)
		CAPITAL GOODS - 1.0%
		Aerospace & Defense - 0.9%
	2,117,750^	ADS Tactical, Inc., Term Loan, 9.671% (LIBOR + 750 bps), 12/31/22	$2,160,105
	613,996	DynCorp International, Inc., Term Loan B2, 8.088% (LIBOR + 600 bps), 7/7/20	616,810
			$2,776,915
		Industrial Machinery - 0.1%
	374,312	Blount International, Inc., Refinancing Term Loan, 6.232% (LIBOR + 425 bps), 4/12/23	$377,119
		Total Capital Goods	$3,154,034
		DIVERSIFIED FINANCIALS - 0.3%
		Diversified Capital Markets - 0.3%
	993,750	Trico Group LLC, First Lien Initial Term Loan, 8.807% (LIBOR + 650 bps), 2/2/24	$998,719
		Total Diversified Financials	$998,719
		ENERGY - 1.0%
		Oil & Gas Drilling - 0.4%
	1,345,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.085% (LIBOR + 600 bps), 3/1/24	$1,328,748
		Oil & Gas Exploration & Production - 0.2%
	500,000	Chesapeake Energy Corp., Term Loan, Class A, 9.594% (LIBOR + 750 bps), 8/23/21	$524,063
		Pipeline - 0.4%
	1,143,188	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.094% (LIBOR + 600 bps), 5/13/22	$1,158,192
		Total Energy	$3,011,003
		HEALTH CARE EQUIPMENT & SERVICES - 1.1%
		Health Care Facilities - 0.4%
	1,270,000(l)	Gentiva Health Services, Inc., Second Lien Term Loan, 6/22/26	$1,260,475
		Health Care Services - 0.4%
	984,810	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 5.844% (LIBOR + 375 bps), 4/7/22	$988,503
	196,985	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.594% (LIBOR + 450 bps), 10/20/22	196,205
			$1,184,708
		Health Care Technology - 0.3%
	1,243,405^	Medical Card System, Inc., Term Loan, 2.848% (LIBOR + 50 bps), 5/31/19	$808,213
		Total Health Care Equipment & Services	$3,253,396
		HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
		Personal Products - 0.3%
	1,111,426	Revlon Consumer Products Corp., Initial Term B Loan, 5.594% (LIBOR + 350 bps), 9/7/23	$867,112
		Total Household & Personal Products	$867,112
		INSURANCE - 0.6%
		Property & Casualty Insurance - 0.6%
	1,885,452	Confie Seguros Holding II Co., Second Lien Term Loan, 11.807% (LIBOR + 950 bps), 5/8/19	$1,847,743
		Total Insurance	$1,847,743
		MATERIALS - 1.0%
		Diversified Metals & Mining - 0.5%
	1,600,000	Aleris International, Inc., Initial Term Loan, 6.856% (LIBOR + 475 bps), 2/27/23	$1,589,000
	Principal
	Amount
	USD ($)		Value
		Paper Packaging - 0.4%
	1,227,813	Caraustar Industries, Inc., Refinancing Term Loan, 7.834% (LIBOR + 550 bps), 3/14/22	$1,235,641
		Paper Products - 0.1%
	334,510	Ranpak Corp., Second Lien Initial Term Loan, 9.335% (LIBOR + 725 bps), 10/3/22	$337,019
		Total Materials	$3,161,660
		MEDIA - 0.8%
		Publishing - 0.8%
	25,335	Lee Enterprises, Inc., First Lien Term Loan, 8.344% (LIBOR + 625 bps), 3/31/19	$25,430
	2,294,693	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 6.094% (LIBOR + 400 bps), 5/4/22	2,247,981
		Total Media	$2,273,411
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
		Life Sciences Tools & Services - 0.2%
	500,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 9.094% (LIBOR + 700 bps), 8/30/25	$500,625
		Total Pharmaceuticals, Biotechnology & Life Sciences	$500,625
		RETAILING - 0.9%
		Automotive Retail - 0.3%
	977,909	CWGS Group LLC, Term Loan, 4.775% (LIBOR + 275 bps), 11/8/23	$969,811
		Department Stores - 0.6%
	1,989,610	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.263% (LIBOR + 325 bps), 10/25/20	$1,768,266
		Total Retailing	$2,738,077
		SOFTWARE & SERVICES - 0.2%
		Application Software - 0.2%
	500,000	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 7.344% (LIBOR + 525 bps), 6/30/22	$500,000
		Total Software & Services	$500,000
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $22,718,126)	$22,305,780
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.4% of Net Assets
	1,100,000(k)	Federal Home Loan Bank Discount Notes, 8/2/18	$1,098,182
	1,060,000(k)	Federal Home Loan Bank Discount Notes, 8/6/18	1,058,021
	6,000,000(k)	U.S. Treasury Bills, 7/12/18	5,997,206
	17,000,000(k)	U.S. Treasury Bills, 7/19/18	16,986,052
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $25,137,544)	$25,139,461
	Shares		Value
		RIGHTS / WARRANTS - 0.0%† of Net Assets
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	354(a)(m)	Contura Energy, Inc., 7/25/23	$11,948
		Oil & Gas Exploration & Production - 0.0%†
	6,606^(a)(n)	Midstates Petroleum Co., Inc., 4/21/20	$ –
		Total Energy	$11,948
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Services - 0.0%†
	1,819,798(a)(o)	ANR, Inc., 3/31/23	$24,021
		Total Health Care Equipment & Services	$24,021
		TOTAL RIGHTS/WARRANTS
		(Cost $308,612)	$35,969
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	CURRENCY PUT OPTION PURCHASED - 0.0%†
7,394,000	Put EUR Call USD	Bank of America	EUR 103,067	EUR 1.15	5/27/19	$116,738
	TOTAL CURRENCY PUT OPTION PURCHASED
	(Premium paid $103,067)					$116,738
	TOTAL OPTIONS PURCHASED
	(Premiums paid $103,067)					$116,738
Principal Amount USD ($)						Value
	TEMPORARY CASH INVESTMENTS – 0.5% of Net Assets
	REPURCHASE AGREEMENTS - 0.5%
930,000	$930,000 TD Securities USA LLC, 2.10%, dated 6/29/18 plus accrued interest on 7/2/18 collateralized by $948,600 Freddie Mac Giant, 3.5%, 7/1/46.					$930,000
665,000	$665,000 TD Securities USA LLC, 2.12%, dated 6/29/18 plus accrued interest on 7/2/18 collateralized by $678,300 Freddie Mac Giant, 3.5%, 7/1/46.					665,000
	TOTAL REPURCHASE AGREEMENTS
	(Cost $1,595,000)					$1,595,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $1,595,000)					$1,595,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 139.8%
	(Cost $417,520,264)					$422,737,249
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	CURRENCY CALL OPTION WRITTEN - 0.0%†
(7,394,000)	Call EUR Put USD	Bank of America	EUR 103,067	EUR 1.27	5/29/19	$(77,067)
	TOTAL CURRENCY CALL OPTION WRITTEN
	(Premiums received $(103,067))					$(77,067)
	OTHER ASSETS AND LIABILITIES - (39.8)%					$(120,224,391)
	NET ASSETS - 100.0%					$302,435,791

BPS	Basis Point.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2018, the value of these securities amounted to $185,589,880, or 61.4% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At June 30, 2018, the value of these securities amounted to $1,003,125, or 0.3% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2018

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2018.
(d)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2018.
(e)	Security is priced as a unit.
(f)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2018.
(h)	Security is in default.
(i)	Structured reinsurance investment. At June 30, 2018, the value of these securities amounted to $9,000,213, or 3.0% of net assets.
(j)	Rate to be determined.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	This term loan will settle after June 30, 2018, at which time the interest rate will be determined.
(m)	Contura Energy warrants are exercisable into 407 shares.
(n)	Midstates Petroleum warrants are exercisable into 6,606 shares.
(o)	ANR warrants are exercisable into 1,819,798 shares.
(p)	Distribution of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	80.2%
	Luxembourg	3.3
	Netherlands	2.6
	Bermuda	2.4
	Canada	2.3
	United Kingdom	2.1
	Argentina	1.1
	Ireland	1.1
	Italy	1.0
	Other (individually less than 1%)	3.9
		100.0%

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
USD	1,171,373	EUR	(1,001,927)	Bank of New York	7/31/18	$(116)
USD	4,383,558	EUR	(3,773,301)	JPMorgan Chase Bank NA	7/31/18	(28,323)
USD	546,746	IDR	(7,882,875,000)	State Street Bank & Trust Co.	9/28/18	3,052
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(25,387)

SWAP CONTRACTS

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT
Notional Amount ($)	Pay/ Receive(1)	Annual Fixed Rate	Pay/ Receive(2)	Floating Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
22,500,000	Pay	1.59%	Receive	LIBOR USD 3 Month	11/9/20	$101	$656,953	$657,054
TOTAL CENTRALY CLEARED INTEREST RATE SWAP CONTRACT						$101	$656,953	$657,054

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(3)	Counterparty	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
485,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(59,412)	$79,105	$19,693
310,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(37,975)	50,562	12,587
515,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(57,938)	78,848	20,910
1,020,000	Citibank NA	JC Penney Corp., Inc.	Receive	5.00%	12/20/20	(132,600)	67,970	(64,630)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS SELL PROTECTION						$(287,925)	$276,485	$(11,440)
TOTAL SWAP CONTRACTS						$(287,824)	$933,438	$645,614

(1)		Pays Semiannually
(2)		Receives Quarterly
(3)		The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

?

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2018, in valuing the Trust's investments.

	Level 1	Level 2	Level 3		Total
Common Stocks
Capital Goods
Industrial Machinery	$–	$–	$332		$332
Health Care Equipment & Services
Health Care Technology	–	–	2,446		2,446
Retailing
Computer & Electronics Retail	–	–	134,435		134,435
All Other Common Stocks	38,349	–	–		38,349
Convertible Preferred Stocks	6,665,064	–	–		6,665,064
Preferred Stocks
Diversified Financials
Specialized Finance	–	3,225,000	–		3,225,000
Materials
Diversified Chemicals	–	–	106,220		106,220
All Other Preferred Stocks	3,491,325	–	–		3,491,325
Asset Backed Security	–	298,260	–		298,260
Collateralized Mortgage Obligations	–	503,401	–		503,401
Commercial Mortgage-Backed Securities	–	1,524,665	–		1,524,665
Convertible Corporate Bonds	–	10,267,820	–		10,267,820
Corporate Bonds & Notes
Diversified Financials
Other Diversified Financial Services	–	–	3,548,830		3,548,830
Insurance
Reinsurance	–	1,003,125	9,000,213		10,003,338
All Other Corporate Bonds & Notes	–	330,662,968	–		330,662,968
Sovereign Debt Obligations	–	3,071,848	–		3,071,848
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	–	616,810	2,160,105		2,776,915
Health Care Equipment & Services
Health Care Technology	–	–	808,213		808,213
All Other Senior Secured Floating Rate Loan Interests	–	18,720,652	–		18,720,652
U.S. Government and Agency Obligations	–	25,139,461	–		25,139,461
Rights/Warrants
Energy
Coal & Consumable Fuels	11,948	–	–		11,948
Oil & Gas Exploration & Production	–	–	–	*	– *
Health Care Equipment & Services
Health Care Services	–	24,021	–		24,021
Currency Put Option Purchased	–	116,738	–		116,738
Repurchase Agreements	–	1,595,000	–		1,595,000
Total Investments in Securities	$10,206,686	$396,769,769	$15,757,794		$422,737,249

Other Financial Instruments
Currency Call Option Written	$–	$(77,067)	$–		$(77,067)
Unrealized depreciation on forward foreign currency contracts	–	(25,387)	–		(25,387)
Swap contracts, at value	–	645,614	–		645,614
Total Other Financial Instruments	$–	$543,160	$–		$543,160

* Includes securities that are valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 3/31/18	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in to Level 3*		Transfers out of Level 3*	Balance as of 6/30/18
Common Stocks
Capital Goods
Industrial Machinery	$332	$–	$–	$–	$–	$–	$–		$–	$332
Health Care Equipment & Services
Health Care Technology	2,446	–	–	–	–	–	–		–	2,446
Retailing
Computer & Electronics Retail	134,435	–	–	–	–	–	–		–	134,435
Preferred Stocks
Materials
Diversified Chemicals	106,220	–	–	–	–	–	–		–	106,220
Corporate Bonds & Notes
Diversified Financials
Other Diversified Financials Services	3,418,640	–	127,137	–	–	3,053	–		–	3,548,830
Insurance
Reinsurance	8,063,458	(100,000)	17,702	2,316,933	(1,295,514)	(2,366)	–		–	9,000,213
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	2,171,070	79	(1,371)	–	(10,750)	1,077	–		–	2,160,105
Health Care Equipment & Services
Health Care Technology	853,713	2,500	9,311	–	(70,000)	12,689	–		–	808,213
Rights/Warrants
Energy
Oil & Gas Exploration & Production	–	–	–	–	–	–	–	**	–	–	**
Total	$14,750,314	$(97,421)	$152,792	$2,316,993	$(1,376,264)	$14,440	$–		$–	$15,760,794

*
Transfers are calculated on the beginning of period values. For three months ended June 30, 2018, an investment having a value of $– was transferred from Level 2 to Level 3. The change in the level designation within the fair value hierarchy was due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3..

**	Includes securities that are valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2018: $188,890.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date August 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date August 28, 2018

* Print the name and title of each signing officer under his or her signature.